Transactions with Related Parties-Release from Related Parties Liabilities (Details) ([AgreementWithEstSafbulkPtyLtdMember], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
[AgreementWithEstSafbulkPtyLtdMember]
Related Party Transaction [Line Items]
Closing date of delivery and settlment agreement with Piraeus Bank S.A.	March 11, 2014
Liabilities released	$ 9,637